Commitments	12 Months Ended
Oct. 31, 2023
Commitments [Abstract]
Commitments
14.	Commitments

The Company enters into contracts in the ordinary course of business with contract research organizations for clinical trials and clinical supply manufacturing and with vendors for non-clinical research studies and other services and products for operating purposes, which generally provide for termination upon 30 to 120 days’ notice or less, and therefore are cancelable contracts and not considered as commitment or purchase obligations.